Chapter 11 - Summary of Loss on deconsolidation of Paratus Energy Services Ltd (Details) - USD ($) $ in Millions	Jan. 20, 2022	Sep. 30, 2022	Feb. 23, 2022	Dec. 31, 2021	Dec. 31, 2020
Reorganizations [Abstract]
Carrying value of Paratus Energy Services Ltd equity at January 20, 2022	$ (152)	$ 79	$ 64	$ 27	$ 24
Fair value of retained 35% interest in Paratus Energy Services Ltd	56
Reclassification of NSNCo accumulated other comprehensive losses to income on disposal	(16)
Loss on deconsolidation of Paratus Energy Services Ltd	$ (112)